Operating Expenses - Schedule of Operating Expenses (Details) (Parenthetical) - Unfunded Plan One [Member] - Other Benefit Plans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Sublease		$ 214
Key Management Personnel Compensation [Member]
Statement Line Items [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 33	195
Other Employees Compensation [Member]
Statement Line Items [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 9	$ 25